Janus Henderson Developed World Bond Fund Investment Strategy - Class A C S I N T Shares [Member] - Janus Henderson Developed World Bond Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds or other income-producing debt-related securities from developed countries. The Fund considers “developed countries” to include, but not be limited to, those countries characterized as developed by the MSCI World Indexsm, including the United States, United Kingdom, Canada, Australia, Sweden, Denmark, Japan, Austria, Belgium, Finland, France, Germany, New Zealand, Ireland, the Netherlands, and Switzerland, or such other countries as portfolio management deems to be developed. Under normal circumstances, portfolio management intends to invest at least 40% of the Fund’s net assets outside of the United States and in at least three different countries. An issuer is deemed to originate in a country if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, the country, (ii) a majority of the issuer’s assets are located in the country, or (iii) a majority of the issuer’s revenues are derived from the country. The Fund may also invest up to 20% of its net assets in equity and equity-related securities. While the Fund has no policy limiting the currency in which foreign securities may be denominated, the Fund seeks to hedge its non-dollar investments back to the U.S. dollar. Portfolio management uses a process that combines a bottom-up approach to individual security selection rooted in thorough, independent research with a macro-economic overlay that determines appropriate country, asset sector, currency and industry exposure. In their bottom-up approach, portfolio management uses both qualitative and quantitative credit analysis to consider a variety of factors, including the issuer’s experience, managerial strength, debt service capability, operating outlook, sensitivity to economic conditions, current financial condition, liquidity and access to capital, asset protection, structural issues, covenant protection, and equity sponsorship. Portfolio management meets with prospective and purchased debt issuers. They also work closely with a team of analysts to search for the most appropriate securities to include in the Fund’s portfolio. Sector, regional and industry allocations are evaluated within a broader economic and market context and involve: (i) evaluation of the economic and interest rate environment that determines asset sector allocation and quality mix; (ii) evaluation of country and regional economic environment to support country allocation decisions; and (iii) analysis of industry weightings, including stability and growth of industries, cash flows and/or positive equity momentum. As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision. Portfolio management seeks to: •avoid corporate issuers that are significantly engaged in business activities that they believe may be environmentally and/or socially harmful, as discussed below; •invest in a portfolio of corporate issuers that, in the aggregate, has a lower carbon intensity and/or footprint than the ICE BofA Global Corporate & High Yield Index on a monthly basis; and •with respect to sovereign bond issuers: (i) avoid sovereign bond issuers that have been sanctioned by the European Union or United Nations or have insufficient rankings with respect to political rights and civil liberties, as measured by third-party inputs; or (ii) seek to invest in sovereign bond issuers that are rated B or higher using the Adviser’s proprietary ESG framework, which incorporates metrics across ESG Factors to produce country-level ESG ratings ranging from AAA to CCC. To identify the universe of investible securities for the Fund, portfolio management applies broad-based negative screens, which incorporate third-party inputs, to seek to avoid securities of issuers that derive more than de minimis revenue from certain activities considered by portfolio management to be environmentally and/or socially harmful. A current list of such business activities, which may evolve over time, follows: •oil and gas generation and production; •oil sands extraction; •shale energy extraction; •thermal coal extraction and power generation; •Arctic oil and gas extraction; •tobacco; •fur; •adult entertainment; •gambling or controversial weapons; and •United Nations Global Compact violators. The Fund does not apply the avoidance criteria noted above in managing the Fund’s exposure to cash and cash equivalents, U.S. Treasuries, and credit default swaps on indices. The Fund will generally consider selling a security when, in portfolio management’s opinion, there is significant deterioration in company fundamentals, an inability to maintain open communication with management, a change in business strategy, a change in issuer-specific business outlook, realization of anticipated gains, or a failure by the issuer to meet operating/ financial targets. The Fund will also consider selling a security if, in portfolio management’s opinion, it no longer meets the environmental or social criteria noted above, or a superior investment opportunity arises. Securities in which the Fund may invest include: all types of bonds, debentures, mortgage-related and other asset-backed securities, investment grade debt securities (including corporate debt, developed market government bonds, and U.S. Government securities), high yield securities (also known as “junk” bonds), foreign securities, subordinated bank debt, collective investment schemes, domestic or foreign floating rate senior secured syndicated bank loans, floating rate unsecured loans, and other floating rate bonds, loans and notes. Portfolio management may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions. The Fund’s average portfolio duration normally may range from zero to plus nine years. Portfolio management may lengthen or shorten the Fund’s duration based on their outlook on interest rates and inflation. The Fund may invest in issuers of any credit quality. The Fund may also invest in securities that have contractual restrictions that prohibit or limit their public resale, which may include Rule 144A securities. The Fund may engage in exchange-traded or over-the-counter derivative transactions to seek return, to generate income, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of the portfolio, to manage certain investment risks, or as a substitute for the purchase or sale of securities or currencies. To the extent derivatives are used, the Fund expects to use them principally when seeking to hedge currency exposure using forward foreign currency contracts, to obtain net long or net negative (short) exposures to selected interest rate, duration or credit risks using a combination of bond or interest rate futures contracts, options on bond or interest rate futures contracts, and interest rate, inflation rate and credit default swap agreements. The Fund may invest in credit default swaps to gain issuer exposure or to gain sector exposure. The Fund may take short positions on derivatives instruments.The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.